Trade and Other Receivables - Summary of Detailed Information about Trade and Other Receivables (Parenthetical) (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 12, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Current Receivables [Line Items]
Income tax instalments applied against VAT receivable		$ 1,278	$ 7,582
Value added tax collected		$ 13,289	$ 8,246
Subsequent [Member]
Disclosure Of Trade And Other Current Receivables [Line Items]
Value added tax collected	$ 2,050